13. SEGMENT REPORTING (Details Narrative) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets	$ 456,068	$ 439,306
Office Leasing Segment
Assets	78,939	76,893
Other Segments
Assets	$ 377,129	$ 362,413